Income Taxes - Schedule of Income Tax Expense (Recovery) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income tax [line items]
Write down (reversal of write down) or recognition of prior period temporary differences	$ (1,829)	$ (2,583)	$ (8,329)	$ (9,185)
Total deferred income tax recovery from operations			794		$ 6,849
Income tax expense (recovery) recognized in net earnings	201	(886)	872	(1,388)
Current income tax expense [member]
Income tax [line items]
Current income tax expense (recovery)	(819)	(726)	78	(6,139)
Deferred income tax expense [member]
Income tax [line items]
Origination and reversal of temporary differences	2,849	2,423	9,123	13,936
Write down (reversal of write down) or recognition of prior period temporary differences	(1,829)	(2,583)	(8,329)	(9,185)
Total deferred income tax recovery from operations	$ 1,020	$ (160)	$ 794	$ 4,751